CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2011	$ 2,059,063	$ 10,950	$ 4,226,339	$ (2,226,158)	$ (9,351)	$ 2,001,780	$ 57,283
Balance (in shares) at Dec. 31, 2011		10,950,000
Stock based compensation	59,404	0	59,404	0	0	59,404	0
Change of ownership in CWN china	0		(30,193)			(30,193)	30,193
Components of comprehensive income (loss):
Unrealized gain or loss on Available-for-sale securities	22,309				22,309	22,309
Foreign currency translation adjustment	13,359	0	0	0	13,057	13,057	302
Net income (loss) for the year	(128,931)	0	0	(85,088)	0	(85,088)	(43,843)
Balance at Dec. 31, 2012	2,025,204	10,950	4,255,550	(2,311,246)	26,015	1,981,269	43,935
Balance (in shares) at Dec. 31, 2012		10,950,000
Stock based compensation	25,841	0	25,841	0	0	25,841	0
Change of ownership in CWN china	0		(24,363)			(24,363)	24,363
Components of comprehensive income (loss):
Unrealized gain or loss on Available-for-sale securities	(45,536)	0	0	0	(16,284)	(16,284)	0
Foreign currency translation adjustment	1,216	0	0	0	(29,252)	(29,252)	1,216
Net income (loss) for the year	(521,394)	0	0	(490,238)	0	(490,238)	(31,156)
Balance at Dec. 31, 2013	$ 1,485,331	$ 10,950	$ 4,257,028	$ (2,801,484)	$ (19,521)	$ 1,446,973	$ 38,358
Balance (in shares) at Dec. 31, 2013		10,950,000